Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2017
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,109,566	55,734,773	54,110,022	55,355,020
Effect of dilutive share options outstanding	646,618	910,466	730,090	1,120,299
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,756,184	56,645,239	54,840,112	56,475,319